Supplement to
Fidelity® Variable Insurance Products
Initial Class
April 30, 2007
Prospectus

The following information replaces similar information found under the "Buying and Selling Shares" heading in the "Shareholder Information" section beginning on page 16.

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to a fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by a fund and may increase costs to a fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply a fund's excessive trading policy (described below), or their own excessive trading policy if approved by Fidelity. In these cases, a fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the funds' policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, a fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. A fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. A fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. Fidelity will apply these policies through a phased implementation. There is no assurance that Fidelity will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the funds' excessive trading policy, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the funds' policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12-months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, each fund may in its discretion restrict, reject or cancel purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability and willingness of insurance companies to impose the sanctions.

The funds' excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to a fund to be (i) systematic withdrawal and/or contribution programs, and (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund-of-fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund-of-funds must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the funds' Treasurer to be reasonably effective.

Each fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

Each fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. A fund may modify its policies at any time without prior notice. The funds' Treasurer is authorized to suspend a fund's policies during periods of severe market turbulence or national emergency.

VIPFCI-08-01 January 29, 2008
1.765122.135

A fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above. There is no assurance that the funds' excessive trading policies will be effective, or will successfully detect or deter excessive or disruptive trading.

The biographical information for Brian Younger on page 18 is no longer applicable.

The following information replaces the similar biographical information for Richard Manuel on page 18.

Richard Manuel is manager of VIP Financial Services Portfolio, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 18.

Matthew Sabel is manager of VIP Healthcare Portfolio, which he has managed since May 2007. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to
Fidelity® Variable Insurance Products
Investor Class
April 30, 2007
Prospectus

The following information replaces similar information found under the "Buying and Selling Shares" heading in the "Shareholder Information" section beginning on page 16.

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to a fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by a fund and may increase costs to a fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply a fund's excessive trading policy (described below), or their own excessive trading policy if approved by Fidelity. In these cases, a fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the funds' policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, a fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. A fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. A fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. Fidelity will apply these policies through a phased implementation. There is no assurance that Fidelity will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the funds' excessive trading policy, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the funds' policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12-months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, each fund may in its discretion restrict, reject or cancel purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability and willingness of insurance companies to impose the sanctions.

The funds' excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to a fund to be (i) systematic withdrawal and/or contribution programs, and (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund-of-fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund-of-funds must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the funds' Treasurer to be reasonably effective.

Each fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

Each fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. A fund may modify its policies at any time without prior notice. The funds' Treasurer is authorized to suspend a fund's policies during periods of severe market turbulence or national emergency.

VIPINVF-08-01 January 29, 2008
1.824639.113

A fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above. There is no assurance that the funds' excessive trading policies will be effective, or will successfully detect or deter excessive or disruptive trading.

The biographical information for Brian Younger on page 18 is no longer applicable.

The following information replaces the similar biographical information for Richard Manuel on page 18.

Richard Manuel is manager of VIP Financial Services Portfolio, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 18.

Matthew Sabel is manager of VIP Healthcare Portfolio, which he has managed since May 2007. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.